UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	$ 24,773	$ 37,564	$ 167,259	$ 177,283
Cost of revenues:
Total cost of revenues	14,426	25,495	100,819	99,312
Gross profit	10,347	12,069	66,440	77,971
Operating expenses:
Research and development	14,191	16,521	61,377	63,350
Sales and marketing	5,682	9,330	30,587	33,839
General and administrative	7,665	11,158	40,070	40,878
Amortization of intangibles	189	284	1,136	1,191
Restructuring costs	260		1,279
Total operating expenses	27,987	37,293	134,449	139,258
Loss from operations	(17,640)	(25,224)	(68,009)	(61,287)
Interest expense, net	(4,534)	(4,568)	(20,394)	(12,813)
Change in fair value of warrant liability and derivatives, net	642	457
Other income (expense), net	561	(506)	(4,261)	(3,328)
Loss before income taxes	(20,971)	(29,841)	(85,579)	(71,216)
Income tax benefit	82	103	197	690
Net loss	$ (20,889)	$ (29,738)	$ (85,382)	$ (70,526)
Loss per share – basic and diluted	$ (0.28)	$ (0.41)	$ (1.17)	$ (1.09)
Weighted average shares outstanding – basic and diluted	74,473,741	72,335,952	72,782,773	64,509,718
Products And Software Licenses [Member]
Revenues:
Total revenues	$ 21,210	$ 33,576	$ 148,922	$ 151,172
Cost of revenues:
Total cost of revenues	13,295	24,473	95,335	95,442
Maintenance Warranty And Services [Member]
Revenues:
Total revenues	3,563	3,988	18,337	26,111
Cost of revenues:
Total cost of revenues	$ 1,131	$ 1,022	$ 5,484	$ 3,870